Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 96.6%
112,407	AllianceBernstein National Municipal Income Fund, Inc.	$1,230,857
162,856	BlackRock Investment Quality Municipal Trust, Inc.	1,965,672
58,672	BlackRock Long-Term Municipal Advantage Trust	583,786
366,327	BlackRock MuniAssets Fund, Inc.	3,857,423
269,656	BlackRock Municipal Income Fund, Inc.	3,149,582
237,090	BlackRock Municipal Income Quality Trust	2,712,310
696,473	BlackRock Municipal Income Trust	7,110,989
522,358	BlackRock Municipal Income Trust II	5,604,901
285,814	BlackRock MuniHoldings California Quality Fund, Inc.	3,161,103
277,555	BlackRock MuniHoldings Fund, Inc.	3,344,538
72,600	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	831,270
47,599	BlackRock MuniHoldings New York Quality Fund, Inc.	506,453
235,921	BlackRock MuniHoldings Quality Fund II, Inc.	2,368,647
370,714	BlackRock MuniVest Fund II, Inc.	3,985,175
900,045	BlackRock MuniVest Fund, Inc.	6,228,311
205,574	BlackRock MuniYield Fund, Inc.	2,209,921
335,830	BlackRock MuniYield Michigan Quality Fund, Inc.	3,757,938
96,372	BlackRock MuniYield New York Quality Fund, Inc.	978,176
409,679	BlackRock MuniYield Quality Fund II, Inc.	4,248,371
294,849	BlackRock MuniYield Quality Fund III, Inc.	3,343,588
463,625	BlackRock MuniYield Quality Fund, Inc.	5,489,320
264,353	BNY Mellon Municipal Bond Infrastructure Fund, Inc.	3,063,851
574,527	BNY Mellon Municipal Income, Inc.	3,728,680
610,111	BNY Mellon Strategic Municipal Bond Fund, Inc.	3,666,767
510,100	BNY Mellon Strategic Municipals, Inc.	3,183,024
27,857	Delaware Investments National Municipal Income Fund	297,234
172,335	DTF Tax-Free Income 2028 Term Fund, Inc.	1,909,144
415,581	DWS Municipal Income Trust	3,698,671
288,499	DWS Strategic Municipal Income Trust	2,446,472
191,635	Eaton Vance California Municipal Bond Fund	1,728,548
266,474	Eaton Vance Municipal Bond Fund	2,771,330
557,165	Eaton Vance Municipal Income Trust	5,644,081
203,975	Federated Hermes Premier Municipal Income Fund	2,207,010
320,246	Invesco Advantage Municipal Income Trust II	2,853,392
358,944	Invesco Municipal Opportunity Trust	3,521,241
188,159	Invesco Municipal Trust	1,866,537
87,205	Invesco Quality Municipal Income Trust	870,306
194,262	Invesco Trust for Investment Grade Municipals	1,930,964
195,607	Invesco Trust for Investment Grade New York Municipals	2,046,049
79,173	Invesco Value Municipal Income Trust	965,911
258,056	MFS High Income Municipal Trust	941,904
596,064	MFS High Yield Municipal Trust	1,913,365
132,478	MFS Investment Grade Municipal Trust	979,012
603,971	MFS Municipal Income Trust	3,225,205

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
260,266	Neuberger Berman Municipal Fund, Inc.	$2,849,913
791,789	Nuveen AMT-Free Municipal Credit Income Fund	9,327,274
706,745	Nuveen AMT-Free Quality Municipal Income Fund	7,859,004
330,553	Nuveen Municipal Credit Income Fund	3,950,108
179,830	Nuveen Municipal High Income Opportunity Fund	1,942,164
41,517	Nuveen New Jersey Quality Municipal Income Fund	486,164
158,705	Nuveen New York AMT-Free Quality Municipal Income Fund	1,677,512
77,421	Nuveen Pennsylvania Quality Municipal Income Fund	884,922
734,849	Nuveen Quality Municipal Income Fund	8,472,809
180,508	PIMCO California Municipal Income Fund	1,819,521
96,430	PIMCO California Municipal Income Fund II	597,866
100,075	PIMCO Municipal Income Fund III	831,623
69,027	PIMCO New York Municipal Income Fund II	533,579
504,807	Pioneer Municipal High Income Advantage Fund, Inc.	4,154,562
244,743	Pioneer Municipal High Income Fund, Inc.	2,175,765
175,767	Pioneer Municipal High Income Opportunities Fund, Inc.	1,919,376
19,063	Putnam Municipal Opportunities Trust	197,493
36,067	RiverNorth Flexible Municipal Income Fund II, Inc.	486,905
20,935	RiverNorth Managed Duration Municipal Income Fund, Inc.	315,490
89,620	Western Asset Intermediate Muni Fund, Inc.	708,607
696,884	Western Asset Managed Municipals Fund, Inc.	7,163,968
54,226	Western Asset Municipal Partners Fund, Inc.	656,135
	TOTAL CLOSED-END FUNDS
	(Cost $ 184,846,866)	181,137,789

Principal Amount
	SHORT-TERM INVESTMENTS — 1.2%
$2,305,853	UMB Bank Demand Deposit, 0.01%[1]	2,305,853
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 2,305,853)	2,305,853
	TOTAL INVESTMENTS — 97.8%
	(Cost $187,152,719)	183,443,642
	Other Assets in Excess of Liabilities — 2.2%	4,180,193
	TOTAL NET ASSETS — 100.0%	$187,623,835

[1]	The rate is the annualized seven-day yield at period end.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
(75)	Ultra Long Term U.S. Treasury Bond	June 2023	$(10,132,031)	$(10,584,375)	$(452,344)
(300)	U.S. 5 Year Treasury Note	June 2023	(32,109,375)	(32,852,344)	(742,969)
(300)	U.S. 10 Year Treasury Note	June 2023	(33,485,156)	(34,476,562)	(991,406)
(150)	U.S. Treasury Long Bond	June 2023	(18,793,930)	(19,673,438)	(879,508)

TOTAL FUTURES CONTRACTS			$(94,520,492)	$(97,586,719)	$(3,066,227)

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 54.5%
31,787	Allspring Utilities and High I	$338,849
22,500	BlackRock Floating Rate Income Strategies Fund Inc	263,250
37,355	Blackstone Long-Short Credit Income Fund	407,543
21,498	Cohen & Steers Select Preferred and Income Fund, Inc.	389,114
248,427	Credit Suisse High Yield Bond Fund	469,527
24,838	DoubleLine Yield Opportunities Fund	347,484
12,500	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	227,000
40,000	KKR Income Opportunities Fund	439,200
45,395	Neuberger Berman High Yield Strategies Fund, Inc.	386,765
34,599	PGIM High Yield Bond Fund, Inc.	422,108
23,101	PGIM Short Duration High Yield Opportunities Fund	342,357
76,228	Pioneer High Income Fund, Inc.	505,392
12,435	Principal Real Estate Income Fund	117,635
59,041	Saba Capital Income & Opportunities Fund	481,184
42,338	Special Opportunities Fund, Inc.	463,178
108,000	Virtus Convertible & Income Fund II	324,000
40,000	Western Asset Diversified Income Fund	532,000
	TOTAL CLOSED-END FUNDS
	(Cost $ 7,376,512)	6,456,586
	COMMON STOCKS — 35.0%
	SPECIFIED PURPOSE ACQUISITION COMPANIES – 35.0%
20,000	Acropolis Infrastructure Acquisition Corp. - Class A*	202,600
20,000	AltC Acquisition Corp. - Class A*	203,000
1,908	AltEnergy Acquisition Corp. - Class A*	19,805
20,000	Anzu Special Acquisition Corp. I - Class A*	201,000
1,000	Bilander Acquisition Corp. - Class A*	10,090
10,000	Black Mountain Acquisition Corp. - Class A*	103,900
15,330	Blue Whale Acquisition Corp. I - Class A1,*	152,380
25,000	Bluescape Opportunities Acquisition Corp. - Class A1,*	249,500
20,000	Bridgetown Holdings Ltd. - Class A1,*	201,400
20,000	BurTech Acquisition Corp. - Class A*	203,500
34,447	Churchill Capital Corp. VI - Class A*	348,259
20,000	Churchill Capital Corp. VII - Class A*	202,800
6,200	Clover Leaf Capital Corp. - Class A*	68,882
25,000	Colombier Acquisition Corp. - Class A*	253,250
11,267	Crixus BH3 Acquisition Co. - Class A*	115,938
19,600	Global Partner Acquisition Corp. II - Class A1,*	203,056
128	Gores Holdings IX, Inc. - Class A*	1,290
16,447	Hennessy Capital Investment Corp. VI - Class A*	170,720
5,000	Industrial Tech Acquisitions II, Inc. - Class A*	52,050
20,000	Jaws Hurricane Acquisition Corp. - Class A*	203,200
20,000	Logistics Innovation Technologies Corp. - Class A*	203,000
20,000	Motive Capital Corp. II - Class A1,*	208,700

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITION COMPANIES – (Continued)
15,000	Thunder Bridge Capital Partners III, Inc. - Class A*	$150,075
16,950	TPG Pace Beneficial II Corp. - Class A1,*	168,993
23,610	TradeUP Acquisition Corp.*	249,086
		4,146,474
	TOTAL COMMON STOCKS
	(Cost $ 4,005,915)	4,146,474
	WARRANTS — 0.1%
5,125	Black Mountain Acquisition Corp., Expiration Date: October 15, 2027*	345
3,400	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	416
8,333	Colombier Acquisition Corp., Expiration Date: December 31, 2028*	1,802
1,666	Fusion Acquisition Corp. II, Expiration Date: December 31, 2027*	19
4,557	Getaround, Inc., Expiration Date: December 31, 2027*	214
5,000	GigCapital5, Inc., Expiration Date: December 31, 2028*	126
3,333	Global Partner Acquisition Corp. II, Expiration Date: December 30, 20271,*	590
2,500	Industrial Tech Acquisitions II, Inc., Expiration Date: December 30, 2028*	140
6,666	Motive Capital Corp. II, Expiration Date: May 15, 20281,*	1,046
3,703	Northern Star Investment Corp. III, Expiration Date: February 24, 2028*	278
15,310	TLG Acquisition One Corp., Expiration Date: January 25, 2028*	1,156
11,805	TradeUP Acquisition Corp., Expiration Date: July 18, 2028*	1,165
	TOTAL WARRANTS
	(Cost $ 0)	7,297

Principal Amount
	SHORT-TERM INVESTMENTS — 8.4%
$992,064	UMB Bank Demand Deposit, 0.01%[2]	992,064
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 992,064)	992,064
	TOTAL INVESTMENTS — 98.0%
	(Cost $12,374,491)	11,602,421
	Other Assets in Excess of Liabilities — 2.0%	234,727
	TOTAL NET ASSETS — 100.0%	$11,837,148

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
*	Non-income producing security.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
(2)	E-mini Dow ($5)	June 2023	$(321,100)	(334,600)	$(13,500)
(1)	E-mini S&P 500	June 2023	(196,352)	(206,887)	(10,535)
(2)	E-mini Russell 1000	June 2023	(145,060)	(151,220)	(6,160)
(3)	E-mini Russell 2000	June 2023	(264,435)	(272,025)	(7,590)
(10)	U.S. 5 Year Treasury Note	June 2023	(1,070,312)	(1,095,078)	(24,766)
(6)	U.S. 10 Year Treasury Note	June 2023	(669,703)	(689,531)	(19,828)
(2)	U.S. Treasury Long Bond	June 2023	(250,586)	(262,313)	(11,727)

TOTAL FUTURES CONTRACTS			$(2,917,548)	$(3,011,654)	$(94,106)